Revenues - Schedule of Recognizes Revenue (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Recognizes Revenue [Line Items]
Total	$ 6,799,732	$ 8,295,084	$ 6,754,350
Revenue from food and beverage [Member]
Schedule of Recognizes Revenue [Line Items]
Total	$ 6,799,732	$ 8,295,084	$ 6,754,350